Future Minimum Lease Payments Under Operating Leases (Detail)	Dec. 31, 2015 USD ($)
Future Minimum Rental Payments For Operating Leases [Line Items]
2016	$ 64,430
2017	66,514
2018	5,557
Total future minimum lease payments	$ 136,501